Income taxes, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Net operating loss carryforwards	$ 8,503
Stock options	2,493
Other assets	301
Gross deferred tax assets	11,297
Valuation allowance	(7,913)	$ 0
Net deferred tax asset	3,384	$ 0
Deferred income liabilities:
Inventory	(137)
Intangibles	(3,247)
Deferred tax assets, net of valuation allowance	0
Federal [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryforwards	36,300
State [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryforwards	$ 32,700